Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of iOThree Limited and subsidiaries (collectively referred to as the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows each of the three years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.